Receivables From Customers, Traders And Concession Holders (Tables)	12 Months Ended
Dec. 31, 2025
Receivables From Customers, Traders And Concession Holders
Schedule of Trade and Other Receivables
	Balances not yet due	Up to 90 days past due	More than 91 up to 360 days past due	More than 361 days past due	Dec. 31, 2025	Dec. 31, 2024
Billed energy supply	1,712	735	502	1,172	4,121	3,734
Billed gas supply	91	25	265	-	381	395
Unbilled energy supply	1,201	-	-	-	1,201	1,288
Unbilled gas supply	20	-	-	-	20	25
Other concession holders – wholesale supply	37	50	1	-	88	100
Other concession holders – wholesale supply, unbilled	487	-	-	-	487	400
CCEE (Power Trading Chamber)	113	-	-	2	115	118
Concession Holders – power transport	38	29	19	75	161	213
Concession Holders – power transport, unbilled	480	-	-	-	480	428
(–) Expected credit losses	(123)	(24)	(118)	(682)	(947)	(851)
	4,056	815	669	567	6,107	5,850

Current assets					5,795	5,596
Non-current assets					312	254

Schedule of Provision for Allowance for Doubtful Accounts
	Dec. 31, 2025	Dec. 31, 2024
Residential	419	331
Industrial	159	171
Commercial, services and others	242	216
Rural	38	37
Public authorities	18	20
Public lighting	2	2
Public services	7	21
Charges for use of the network (TUSD)	62	53
	947	851

Schedule of Changes in Provision for Doubtful Accounts

Balance as of December 31, 2022	820
Additions, net (note 3.3c)	174
Disposals	(127)
Balance as of December 31, 2023	867
Additions, net (note 3.3c)	268
Changes to estimate assumptions	(93)
Disposals	(191)
Balance as of December 31, 2024	851
Additions, net (note 3.3c)	161
Disposals	(65)
Balance as of December 31, 2025	947